Schedule of Investments – IQ Cleaner Transport ETF

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks — 96.9%
Belgium - 0.5%
Umicore SA	660	$23,796

Canada - 0.3%
Ballard Power Systems, Inc.*	1,651	13,246

Chile - 0.2%
Enel Americas SA	109,153	11,042

China - 11.0%
COSCO SHIPPING Holdings Co., Ltd., Class H	61,842	92,488
Flat Glass Group Co., Ltd., Class H*	10,651	38,670
Li Auto, Inc.*(a)	1,789	58,751
NIO, Inc.*	4,896	96,598
NXP Semiconductors NV	794	146,001
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	15,761	28,109
Xinyi Solar Holdings Ltd.	14,737	25,044
XPeng, Inc.*	1,953	47,712
Zhuzhou CRRC Times Electric Co., Ltd.	7,051	30,270

Total China		563,643

Denmark - 5.4%
AP Moller - Maersk A/S, Class B	34	92,149
DSV A/S	597	99,747
Vestas Wind Systems A/S	3,272	84,934

Total Denmark		276,830

Finland - 0.3%
Wartsila OYJ Abp	1,523	13,274

France - 4.1%
Alstom SA	1,204	28,420
Cie Generale des Etablissements Michelin SCA	2,201	60,965
Faurecia SE*	617	11,038
Getlink SE	1,393	27,740
Legrand SA	842	68,581
Valeo	606	12,908

Total France		209,652

Germany - 10.1%
Bayerische Motoren Werke AG	1,141	92,469
Continental AG	353	24,915
Infineon Technologies AG	4,260	115,325
Knorr-Bremse AG	187	11,071
Mercedes-Benz Group AG	2,188	127,657
Nordex SE*	1,365	13,130
Siemens AG	1,185	131,147

Total Germany		515,714

Hong Kong - 0.5%
MTR Corp., Ltd.	5,086	26,888

Japan - 9.6%
Aisin Corp.	407	11,983
Denso Corp.	1,073	58,078
East Japan Railway Co.	844	43,826
Honda Motor Co., Ltd.	3,946	100,030
Koito Manufacturing Co., Ltd.	354	11,509
Panasonic Holdings Corp.	5,612	45,937
Shimano, Inc.	200	33,326
TDK Corp.	762	23,718
Toyota Motor Corp.	9,436	150,877
Yamaha Motor Co., Ltd.	645	12,345

Total Japan		491,629

Portugal - 0.9%
EDP - Energias de Portugal SA	8,809	44,362

Singapore - 1.6%
STMicroelectronics NV	2,146	80,809

South Korea - 1.5%
Samsung SDI Co., Ltd.	170	74,459

Spain - 3.5%
EDP Renovaveis SA	786	20,277
Iberdrola SA	12,776	135,872
Siemens Gamesa Renewable Energy SA*	671	12,267
Solaria Energia y Medio Ambiente SA*	521	11,937

Total Spain		180,353

Sweden - 2.9%
Autoliv, Inc.	284	24,424
Thule Group AB	411	11,820
Volvo AB, B Shares	6,330	112,727

Total Sweden		148,971

Switzerland - 0.5%
Landis+Gyr Group AG*	221	14,514
Stadler Rail AG	346	11,168

Total Switzerland		25,682

Taiwan - 1.6%
Compal Electronics, Inc.	16,590	12,633
Evergreen Marine Corp Taiwan Ltd.	13,095	41,768
Giant Manufacturing Co., Ltd.	1,531	12,477
Taiwan High Speed Rail Corp.	13,437	13,127

Total Taiwan		80,005

United Kingdom - 0.2%
ITM Power PLC*(a)	3,260	8,450

United States - 42.2%
Alphabet, Inc., Class A*	1,380	160,522
Apple, Inc.	1,039	168,848
Aptiv PLC*	886	92,933
Array Technologies, Inc.*	1,162	19,580
Bloom Energy Corp., Class A*	705	14,262
BorgWarner, Inc.	778	29,922
CSX Corp.	4,852	156,865
Eaton Corp. PLC	1,112	165,010
Edison International	1,251	84,780

Schedule of Investments – IQ Cleaner Transport ETF (continued)

July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Enphase Energy, Inc.*	431	$122,482
First Solar, Inc.*	307	30,445
FuelCell Energy, Inc.*	3,055	10,968
Intel Corp.	3,491	126,758
NextEra Energy, Inc.	2,008	169,656
NVIDIA Corp.	827	150,208
Plug Power, Inc.*	1,689	36,043
Schneider Electric SE	1,130	155,017
SolarEdge Technologies, Inc.*	179	64,463
Tesla, Inc.*	205	182,747
Texas Instruments, Inc.	874	156,350
Westinghouse Air Brake Technologies Corp.	571	53,371

Total United States		2,151,230

Total Common Stocks
(Cost $5,842,765)		4,940,035
Preferred Stock — 2.6%
Germany - 2.6%
Volkswagen AG, 5.31%
(Cost $194,985)	949	132,858

Short-Term Investments — 0.5%

Money Market Funds — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(b)(c)	8,517	8,517
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(b)	16,775	16,775
Total Short-Term Investments
(Cost $25,292)		25,292

Total Investments — 100.0%
(Cost $6,063,042)		5,098,185
Other Assets and Liabilities, Net — (0.0)%(d)		(1,914)
Net Assets — 100.0%		$5,096,271

		% of
Industry	Value	Net Assets
Industrials	$1,615,645	31.7%
Consumer Discretionary	1,444,278	28.3
Information Technology	1,350,727	26.5
Utilities	477,926	9.4
Communication Services	160,521	3.1
Money Market Funds	25,292	0.5
Materials	23,796	0.5
Total Investments	$5,098,185	100.0%
Other Assets and Liabilities, Net	(1,914)	(0.0	)(d)
Total Net Assets	$5,096,271	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $65,596; total market value of collateral held by the Fund was $67,409. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $58,892.
(b)	Reflects the 1-day yield at July 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	Less than 0.05%.

Schedule of Investments – IQ Cleaner Transport ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$4,940,035	$–	$–	$4,940,035
Preferred Stock	132,858	–	–	132,858
Short-Term Investments:
Money Market Funds	25,292	–	–	25,292
Total Investments in Securities	$5,098,185	$–	$–	$5,098,185

(e)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended July 31, 2022 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.